Note 13 - Retirement and Pension Plans - Benefit Payments Expected to Be Paid (Details) ¥ in Thousands	Mar. 31, 2018 JPY (¥)
2019	¥ 126,065
2020	144,733
2021	194,204
2022	270,389
2023	274,262
2024-2028	1,839,614
Total	¥ 2,849,267